Cover Page	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	The Pennant Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38900
Entity Tax Identification Number	83-3349931
Entity Address, Address Line One	1675 E Riverside Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	208
Local Phone Number	506-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PNTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001766400
Amendment Flag	false